Income Taxes - Schedule of Reconciliation of the Federal Income Tax Rate To The Company's Effective Tax Rate (Detail)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	37.30%	0.00%	21.00%	21.00%
Change in fair value of overallotment liability			8.30%	0.00%
Valuation allowance			(29.30%)	44.00%
Effective tax rate			0.00%	65.00%